FORECLOSED ASSETS	12 Months Ended
Dec. 31, 2017
FORECLOSED ASSETS [Abstract]
FORECLOSED ASSETS
NOTE E – FORECLOSED ASSETS

The following table summarizes the activity in foreclosed assets for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Dollars in thousands
Balance, beginning of year	$1,011	$1,994
Additions	520	609
Proceeds from sale	(523)	(1,165)
Valuation adjustments	(195)	(373)
Losses on sales	(24)	(54)
Balance, end of year	$789	$1,011

The Company has one foreclosed residential real estate property held in the amount of $196,000 as of December 31, 2017.

The recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process totaled $449,000 for December 31, 2017.